Net Foreign Exchange Loss - Summary of Net Foreign Exchange Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange loss	$ (2,813,993)	$ (11,011,961)	$ (265,989)
Total net foreign exchange loss	$ (2,813,993)	$ (11,011,961)	$ (265,989)